Consolidated statement of changes in equity (Parenthetical) - ZAR (R) R in Millions			12 Months Ended
		Aug. 03, 2021	Dec. 31, 2021
Adjustment due to sale of St Helena	[1]		R 0
St Helena
Consideration received		R 25
Share- based payment reserve
Adjustment due to sale of St Helena	[1]		(24)
Share- based payment reserve | St Helena
Adjustment due to sale of St Helena			(24)
Accumulated profit/(loss)
Adjustment due to sale of St Helena	[1]		24
Accumulated profit/(loss) | St Helena
Adjustment due to sale of St Helena			R 24

[1]	Effective 3 August 2021, the Group sold the trading licence, movable assets, naming rights, trademarks and practice number under which St Helena Hospital Proprietary Limited (St Helena) operated to Africa Health Care Proprietary Limited for a cash consideration of R25 million. The R24 million is a transfer from other reserves (share-based payment reserve) to accumulated profit/(loss)